CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net (loss) income	$ (5,625,740)	$ 2,229,708	$ 1,296,360
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Allowance for accounts receivable	179,562	358,218	39,953
Allowance for advances to suppliers	(207,668)	136,966	0
Allowance for prepaid expenses and other current assets	(3,616)	2,213	0
Allowance for inventories	195,335
Depreciation expenses	1,564,673	1,365,830	1,050,924
Loss on disposal of property, plant and equipment	536	42	68,155
Amortization of operating lease right-of-use assets	114,472	106,011	51,972
Amortization of intangible assets and land use right	207,348	65,852	123,205
Amortization of biological assets	873,358
Deferred income taxes	(961,506)	(9,033)	83,893
Amortization of deferred revenue	(97,366)	(261,533)	(110,438)
Amortization of debts issuance costs	277,500	0	0
Issuance of ordinary shares for services	1,100,000	0	0
Changes in operating assets and liabilities:
Accounts receivable	(11,266,039)	(8,503,455)	(3,159,543)
Inventories	(2,151,007)	248,675	1,828,011
Advances to suppliers	(21,761,492)	(9,286,781)	(9,125,201)
Prepaid expenses and other current assets	(295,191)	(384,367)	(278,122)
Accounts payable	5,446,546	6,357,128	(3,284,531)
Lease liabilities	(16,107)	(366,239)	(71,929)
Taxes payable	(508,292)	398,560	(13,627)
Accrued expenses and other current liabilities	2,769,703	27,586	(92,151)
Net cash used in operating activities	(30,164,971)	(7,514,619)	(11,593,069)
Cash flows from investing activities:
Other receivables	(769,875)	20,790,311	(20,739,840)
Prepayment to acquire a subsidiary		(17,746,979)
Prepayment for purchase of property, plant, and equipment		(1,421,646)	(3,752,528)
Purchase of property, plant, and equipment	(683,392)	(2,493,448)	(434,834)
Proceeds from sale of property, plant, and equipment	0	0	77,527
Term deposits		3,042,843	(3,072,000)
Acquisition of a subsidiary, net of cash	613
Net cash (used in) provided by investing activities	(1,452,654)	2,171,081	(27,921,675)
Cash flows from financing activities:
Proceeds from the Initial Public Offering	0	0	23,000,000
Direct costs disbursed from Initial Public Offering proceeds			(2,377,450)
Proceeds from private placements	0	18,000,000	0
Proceeds from issuance of shares and warrants	8,945,433	5,528,702	18,000,000
Proceeds from convertible notes	3,000,000		(960,000)
Repayment of related-party loans		(2,000,295)
Proceeds from related-party loans	266,739	414,814	534,226
Repayment of bank loans	(4,578,329)	(2,922,341)	(1,689,600)
Proceeds from bank loans	5,798,704	5,918,330	1,231,872
Proceeds from long-term bank loan			284,206
Net cash provided by financing activities	13,432,547	24,939,210	38,023,254
Effect of exchange rate changes on cash	333,708	(1,739,558)	112,213
Net (decrease) increase in cash	(17,851,370)	17,856,114	(1,379,277)
Cash, beginning of year	18,046,872	190,758	1,570,035
Cash, end of year	195,502	18,046,872	190,758
Supplemental disclosure information:
Cash paid for income tax	28,764	71,849	387,595
Cash paid for interest	241,484	45,218	58,703
Supplemental non-cash activities:
Issuance of shares for acquisition	18,373,771
Lease liabilities arising from obtaining right-of-use assets	$ 1,156	$ 2,866
Deferred offering costs funded by a related party through related party loans			487,346
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares			$ 975,000